UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-2260
                                   -------

Value Line Larger Companies, Inc.
---------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

Stephen R Anastasio,  Treasurer, Principal Financial Officer
------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: March 31, 2007
                          --------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 3/31/07 is included with this Form.


Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

  Shares                                                             Value
--------------------------------------------------------------------------------

COMMON STOCKS (97.3%)
               ADVERTISING  (2.1%)
    30,000     Omnicom Group, Inc.                               $  3,071,400
    38,000     WPP Group PLC ADR                                    2,887,620
                                                                 ------------
                                                                    5,959,020
               AEROSPACE/DEFENSE  (4.0%)
    34,000     L-3 Communications Holdings, Inc.                    2,973,980
    30,000     Lockheed Martin Corp.                                2,910,600
    27,000     Precision Castparts Corp.                            2,809,350
    57,000     Raytheon Co.                                         2,990,220
                                                                 ------------
                                                                   11,684,150
               AUTO & TRUCK  (1.0%)
    35,000     Volvo AB ADR                                         2,942,450

               BANK  (1.0%)
    62,000     JPMorgan Chase & Co.                                 2,999,560

               BEVERAGE - SOFT DRINK  (1.0%)
    63,000     Coca-Cola Co. (The)                                  3,024,000

               BIOTECHNOLOGY  (2.0%)
    48,000     Amgen, Inc.*                                         2,682,240
    37,000     Genentech, Inc.*                                     3,038,440
                                                                 ------------
                                                                    5,720,680
               CABLE TV  (2.9%)
   106,500     Comcast Corp. Class A*                               2,712,555
   120,000     DIRECTV Group, Inc. (The)*                           2,768,400
    65,000     EchoStar Communications Corp. Class A*               2,822,950
                                                                 ------------
                                                                    8,303,905
               CHEMICAL - BASIC  (2.1%)
    63,000     E.I. du Pont de Nemours & Co.                        3,114,090
    18,000     Potash Corporation of Saskatchewan, Inc.             2,878,740
                                                                 ------------
                                                                    5,992,830
               CHEMICAL - DIVERSIFIED  (1.0%)
    53,000     Monsanto Co.                                         2,912,880

               COMPUTER & PERIPHERALS  (5.0%)
    31,000     Apple, Inc.*                                         2,880,210
   214,000     EMC Corp.*                                           2,963,900
    73,000     Hewlett-Packard Co.                                  2,930,220
    32,000     International Business Machines Corp.                3,016,320
   450,000     Sun Microsystems, Inc.*                              2,704,500
                                                                 ------------
                                                                   14,495,150
               COMPUTER SOFTWARE & SERVICES  (6.1%)
    83,000     Accenture Ltd. Class A                               3,198,820
   111,000     Electronic Data Systems Corp.                        3,072,480
    55,000     Infosys Technologies Ltd. ADR                        2,763,750
    97,000     Microsoft Corp.                                      2,703,390
   176,000     Oracle Corp.*                                        3,190,880
    76,000     Paychex, Inc.                                        2,878,120
                                                                 ------------
                                                                   17,807,440
               DIVERSIFIED COMPANIES  (3.0%)
    41,000     Danaher Corp.                                        2,929,450
    67,000     Honeywell International Inc.                         3,086,020
    90,000     Tyco International Ltd.                              2,839,500
                                                                 ------------
                                                                    8,854,970
               DRUG  (6.1%)
    65,000     Biogen Idec, Inc.*                                   2,884,700
    52,000     Celgene Corp.*                                       2,727,920
    59,000     Forest Laboratories, Inc.*                           3,034,960
    40,000     Gilead Sciences, Inc.*                               3,060,000
    55,000     GlaxoSmithKline PLC ADR                              3,039,300
   120,000     Schering-Plough Corp.                                3,061,200
                                                                 ------------
                                                                   17,808,080
               ELECTRICAL EQUIPMENT  (1.0%)
    82,000     General Electric Co.                                 2,899,520

               ELECTRICAL UTILITY - CENTRAL  (1.0%)
    61,000     American Electric Power Company, Inc.                2,973,750

               ENTERTAINMENT  (2.0%)
   136,000     Time Warner, Inc.                                    2,681,920
    88,000     Walt Disney Co. (The)                                3,029,840
                                                                 ------------
                                                                    5,711,760
               FINANCIAL SERVICES - DIVERSIFIED  (3.9%)
    42,000     American International Group, Inc.                   2,823,240
    26,000     Franklin Resources, Inc.                             3,141,580
    95,000     Marsh & McLennan Companies, Inc.                     2,782,550
    64,000     SLM Corp.                                            2,617,600
                                                                 ------------
                                                                   11,364,970
               FOOD PROCESSING  (1.0%)
    60,000     H.J. Heinz Co.                                       2,827,200

               FOOD WHOLESALERS  (0.9%)
    81,000     Sysco Corp.                                          2,740,230

               FOREIGN TELECOMMUNICATIONS  (1.0%)
    76,000     Telefonaktiebolaget LM Ericsson ADR                  2,818,840

               GROCERY  (2.0%)
   104,000     Kroger Co. (The)                                     2,938,000
    80,000     Safeway, Inc.                                        2,931,200
                                                                 ------------
                                                                    5,869,200
               HOTEL/GAMING  (1.0%)
    42,000     MGM MIRAGE*                                          2,919,840

               INFORMATION SERVICES  (1.0%)
    45,000     Moody's Corp.                                        2,792,700

               INSURANCE - LIFE  (2.1%)
    47,000     MetLife, Inc.                                        2,968,050
    35,000     Prudential Financial, Inc.                           3,159,100
                                                                 ------------
                                                                    6,127,150
               INSURANCE - PROPERTY & CASUALTY  (2.0%)
        27     Berkshire Hathaway, Inc. Class A*                    2,942,730


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                                                                               1

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

  Shares                                                             Value
--------------------------------------------------------------------------------
    53,000     Travelers Companies, Inc. (The)                   $  2,743,810
                                                                 ------------
                                                                    5,686,540
               INTERNET  (2.2%)
    92,000     eBay, Inc.*                                          3,049,800
     7,000     Google, Inc. Class A*                                3,207,120
                                                                 ------------
                                                                    6,256,920
               MEDICAL SERVICES  (4.1%)
    70,000     Aetna, Inc.                                          3,065,300
    20,000     CIGNA Corp.                                          2,853,200
    54,000     UnitedHealth Group, Inc.                             2,860,380
    38,000     WellPoint, Inc.*                                     3,081,800
                                                                 ------------
                                                                   11,860,680
               MEDICAL SUPPLIES  (5.1%)
    25,000     Alcon, Inc.                                          3,295,500
    57,000     Medtronic, Inc.                                      2,796,420
    74,000     St. Jude Medical, Inc.*                              2,783,140
    47,000     Stryker Corp.                                        3,117,040
    34,000     Zimmer Holdings, Inc.*                               2,903,940
                                                                 ------------
                                                                   14,896,040
               METALS & MINING DIVERSIFIED  (3.0%)
    57,000     Alcan, Inc.                                          2,975,400
    85,000     Alcoa, Inc.                                          2,881,500
    40,000     Southern Copper Corp.                                2,866,400
                                                                 ------------
                                                                    8,723,300
               NEWSPAPER  (1.0%)
   119,000     News Corp. Class B                                   2,911,930

               OFFICE EQUIPMENT & SUPPLIES  (1.0%)
   180,000     Xerox Corp.*                                         3,040,200

               PAPER & FOREST PRODUCTS  (1.1%)
    85,000     International Paper Co.                              3,094,000

               PHARMACY SERVICES  (2.2%)
    45,000     Medco Health Solutions, Inc.*                        3,263,850
    65,000     Walgreen Co.                                         2,982,850
                                                                 ------------
                                                                    6,246,700
               PRECISION INSTRUMENT  (1.0%)
    83,000     Agilent Technologies, Inc.*                          2,796,270

               RECREATION  (1.0%)
    48,000     Harley-Davidson, Inc.                                2,820,000

               RETAIL - SPECIAL LINES  (1.0%)
    57,000     Coach, Inc.*                                         2,852,850

               RETAIL STORE  (5.3%)
    38,000     J.C. Penney Company, Inc.                            3,122,080
    43,000     Kohl's Corp.*                                        3,294,230
    56,000     Nordstrom, Inc.                                      2,964,640
    51,000     Target Corp.                                         3,022,260
    62,000     Wal-Mart Stores, Inc.                                2,910,900
                                                                 ------------

                                                                   15,314,110
               SECURITIES BROKERAGE  (4.2%)
   158,000     Charles Schwab Corp. (The)                           2,889,820
     5,900     Chicago Mercantile Exchange Holdings, Inc.           3,141,514
    15,000     Goldman Sachs Group, Inc. (The)                      3,099,450
    37,000     Morgan Stanley                                       2,914,120
                                                                 ------------
                                                                   12,044,904
               SEMICONDUCTOR - EQUIPMENT  (1.0%)
   155,000     Applied Materials, Inc.                              2,839,600

               TELECOMMUNICATION SERVICES  (3.1%)
    79,000     AT&T, Inc.                                           3,114,970
    49,000     BT Group PLC ADR                                     2,940,490
   331,000     Qwest Communications International, Inc.*            2,975,690
                                                                 ------------
                                                                    9,031,150
               TELECOMMUNICATIONS EQUIPMENT  (2.9%)
   110,000     Cisco Systems, Inc.*                                 2,808,300
   128,000     Nokia Oyj ADR                                        2,933,760
    63,000     QUALCOMM, Inc.                                       2,687,580
                                                                 ------------
                                                                    8,429,640
               TOBACCO  (0.9%)
    43,000     British American Tobacco p.l.c. ADR                  2,710,720

               WIRELESS NETWORKING  (1.0%)
    22,000     Research In Motion Ltd.*                             3,002,780

                 TOTAL COMMON STOCKS AND TOTAL INVESTMENT
                    SECURITIES  (97.3%)
                    (Cost $254,125,262)                           282,108,609
                                                                 --------------
Principal
  Amount                                                            Value
------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS (1) (2.8%)
$8,000,000     With Morgan Stanley, 5.05%, dated
                    3/30/07, due 4/2/07, delivery
                    value $8,003,367 (collateralized
                    by $7,865,000 U.S. Treasury Notes
                    5.50%, due 5/15/09, with a value
                    of $8,171,330)                                  8,000,000
                                                                 ------------

                 TOTAL REPURCHASE AGREEMENTS
                    (Cost $8,000,000)                               8,000,000
                                                                 ------------


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2

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

  Shares                                                             Value
--------------------------------------------------------------------------------
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS  (-0.1%)            (253,299)
                                                                 ------------
NET ASSETS  (100%)                                               $289,855,310
                                                                 ------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE,
   PER OUTSTANDING SHARE
   ($289,855,310 / 13,464,211 shares outstanding)                $      21.53
                                                                 ------------

*     Non-income producing.

(1) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

ADR   American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of March 31, 2007 was as follows:

                                                                  Total Net
                                                                  Unrealized
Total Cost            Appreciation         Depreciation          Appreciation
-----------------------------------------------------------------------------
$262,125,262          $30,755,034          $(2,771,687)          $27,983,347


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                                                                               3

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Jean B. Buttner
    --------------------------
    Jean B. Buttner, President

Date: May 30, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer

By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: May 30, 2007
      ------------